Investments (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments, beginning	R$ 565	R$ 659
Share of profit (loss) of associates - continuing operation	(205)	(47)
Dividends and interest on own capital - continuing operation		(27)
Share of other comprehensive income	(26)	(41)
Capital increase	55	21
Share of profit (loss) of associates discontinuing operation	(42)
Other	(1)
Assets held for sale or distribution (Note 1.2)	(376)
Investments, ending	(30)	565
Bellamar [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	789	769
Share of profit (loss) of associates - continuing operation	44	47
Dividends and interest on own capital - continuing operation		(27)
Share of profit (loss) of associates discontinuing operation
Other
Assets held for sale or distribution (Note 1.2)
Investments, ending	833	789
Tuya [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	439	456
Share of profit (loss) of associates - continuing operation		8
Dividends and interest on own capital - continuing operation
Share of other comprehensive income	(95)	(46)
Capital increase	54	21
Share of profit (loss) of associates discontinuing operation	(44)
Other
Assets held for sale or distribution (Note 1.2)	(354)
Investments, ending		439
Cnova N V [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	(678)	(579)
Share of profit (loss) of associates - continuing operation	(249)	(105)
Share of other comprehensive income	72	6
Share of profit (loss) of associates discontinuing operation
Other
Assets held for sale or distribution (Note 1.2)	(8)
Investments, ending	(863)	(678)
Other [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	15	13
Share of profit (loss) of associates - continuing operation		3
Share of other comprehensive income	(3)	(1)
Capital increase	1
Share of profit (loss) of associates discontinuing operation	2
Other	(1)
Assets held for sale or distribution (Note 1.2)	(14)
Investments, ending		R$ 15